SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net			¥ 993,770
Cost of revenues			(478,516)
Gross profit			515,254
Operating expenses
Selling, general and administrative expenses			(136,286)
Impairment loss			(258,760)
Total operating expenses			(395,046)
Other expenses		(6,742)
Income (loss) from discontinued operations before income taxes		(6,742)	120,208
Income tax expense			(41,580)
Income (loss) from discontinued operations, net of income taxes		(6,742)	78,628
Net loss from discontinued operations attributable to noncontrolling interests			(9,895)
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.		(6,742)	88,523
Current assets
Total current assets			10,600
Current liabilities
Total current liabilities			3,308
Mining Machine Business [Member]
Current assets
Accounts receivable			2,762
Inventories			66,828
Other current assets			11,437
Total current assets			81,027
Non-current assets
Property, plant and equipment, net			25,713
Intangible assets, net			154,574
Goodwill			8,046
Total non-current assets			188,333
Total assets of discontinued operations, gross			269,360
Less: impairment of disposal group	[1]		(258,760)
Total assets of discontinued operations, net			10,600
Current liabilities
Accounts payable			3,308
Total current liabilities			3,308
Total liabilities of discontinued operations			¥ 3,308

[1]	In connection with the discontinued operation of mining machine business, the Company measured the disposal group at its fair value less costs to sell and accordingly recorded impairment of JPY258,760 in the fourth quarter of 2022.